Fair Value of Financial Instruments not carried at Fair Value (Detail) - EUR (€) € in Millions		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial liabilities:
Deposits		€ 695,000	€ 668,000	€ 625,000
Carrying amount | Total Levels of Fair Value Hierarchy
Financial assets:
Cash and central bank balances	[1]	164,659	147,494
Interbank balances (w/o central banks)	[1]	6,962	6,160
Central bank funds sold and securities purchased under resale agreements	[1]	37,509	40,803
Securities borrowed	[1]	6	44
Loans	[1]	478,214	483,897
Other financial assets	[1]	158,129	92,572
Financial liabilities:
Deposits	[1]	694,580	667,700
Central bank funds purchased and securities sold under repurchase agreements	[1]	4,177	3,740
Securities loaned	[1]	2	2
Other short-term borrowings	[1]	18,204	9,895
Other financial liabilities	[1]	123,451	79,371
Long-term debt	[1]	114,754	114,899
Trust preferred securities	[1]	283	287
Fair value | Total Levels of Fair Value Hierarchy
Financial assets:
Cash and central bank balances	[1]	164,659	147,494
Interbank balances (w/o central banks)	[1]	6,962	6,160
Central bank funds sold and securities purchased under resale agreements	[1]	37,535	40,923
Securities borrowed	[1]	6	44
Loans	[1]	466,128	470,058
Other financial assets	[1]	157,433	91,214
Financial liabilities:
Deposits	[1]	694,445	667,609
Central bank funds purchased and securities sold under repurchase agreements	[1]	4,173	3,727
Securities loaned	[1]	2	2
Other short-term borrowings	[1]	18,211	9,903
Other financial liabilities	[1]	123,451	79,371
Long-term debt	[1]	115,463	114,496
Trust preferred securities	[1]	297	273
Fair value | Quoted prices in active market (Level 1)
Financial assets:
Cash and central bank balances	[1]	164,659	147,494
Interbank balances (w/o central banks)	[1]	0	0
Central bank funds sold and securities purchased under resale agreements	[1]	0	0
Securities borrowed	[1]	0	0
Loans	[1]	0	0
Other financial assets	[1]	29,214	12,063
Financial liabilities:
Deposits	[1]	1	2
Central bank funds purchased and securities sold under repurchase agreements	[1]	0	0
Securities loaned	[1]	0	0
Other short-term borrowings	[1]	0	0
Other financial liabilities	[1]	2,381	2,237
Long-term debt	[1]	0	0
Trust preferred securities	[1]	0	0
Fair value | Valuation technique observable parameters (Level 2)
Financial assets:
Cash and central bank balances	[1]	0	0
Interbank balances (w/o central banks)	[1]	6,962	6,160
Central bank funds sold and securities purchased under resale agreements	[1]	37,535	40,923
Securities borrowed	[1]	6	44
Loans	[1]	13,175	13,338
Other financial assets	[1]	127,730	78,482
Financial liabilities:
Deposits	[1]	694,445	667,607
Central bank funds purchased and securities sold under repurchase agreements	[1]	4,173	3,727
Securities loaned	[1]	2	2
Other short-term borrowings	[1]	18,211	9,903
Other financial liabilities	[1]	121,070	77,134
Long-term debt	[1]	113,663	112,033
Trust preferred securities	[1]	297	273
Fair value | Valuation technique unobservable parameters (Level 3)
Financial assets:
Cash and central bank balances	[1]	0	0
Interbank balances (w/o central banks)	[1]	0	0
Central bank funds sold and securities purchased under resale agreements	[1]	0	0
Securities borrowed	[1]	0	0
Loans	[1]	452,954	456,720
Other financial assets	[1]	490	669
Financial liabilities:
Deposits	[1]	0	0
Central bank funds purchased and securities sold under repurchase agreements	[1]	0	0
Securities loaned	[1]	0	0
Other short-term borrowings	[1]	0	0
Other financial liabilities	[1]	0	0
Long-term debt	[1]	1,800	2,463
Trust preferred securities	[1]	€ 0	€ 0

[1]	Amounts are generally presented on a gross basis, in line with the Group’s accounting policy regarding offsetting of financial instruments as described in “Note 01 –
Material accounting policies and critical accounting estimates”